Consolidated Statements of Cash Flows - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Operating activities
Net income	$ 1,065	$ 980
Environmental expenditures	(33)	(30)
Adjustments for:
Depreciation and amortization (Note 4)	822	806
Regulatory assets and liabilities	44	70
Deferred income tax expense	261	155
Other	32	58
Changes in non-cash balances related to operations (Note 29)	(6)	69
Net cash from operating activities	2,185	2,108
Financing activities
Long-term debt issued	750	900
Long-term debt repaid	(603)	(804)
Short-term notes issued	6,335	4,150
Short-term notes repaid	(6,000)	(3,905)
Dividends paid (Note 24)	(652)	(620)
Distributions paid to noncontrolling interest	(10)	(8)
Costs to obtain financing	(10)	(7)
Net cash used in financing activities	(190)	(294)
Investing activities
Property, plant and equipment	(1,942)	(1,908)
Intangible assets	(120)	(142)
Capital contributions received (Note 29)	12	14
Other	14	9
Net cash used in investing activities	(2,036)	(2,027)
Net change in cash and cash equivalents	(41)	(213)
Cash and cash equivalents, beginning of year	499	712
Cash and cash equivalents, end of year	$ 458	$ 499